Income Taxes (Tables)	1 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The sources and tax effects of the differences for the periods presented are as follows:

As of March 31, 2015
Deferred tax assets:
Net operating tax carry-forwards	$20,842

Gross deferred tax asset	20,842
Valuation allowance	(20,842)
Net deferred tax assets	$-

The sources and tax effects of the differences for the periods presented are as follows:

As of June 30, 2015
Deferred tax assets:
Net operating loss carry-forwards	$19,234

Valuation allowance	(19,234)
Net deferred tax assets	$-